Other operating income/(expense) - Information about Other Operating Income Expense (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Feb. 15, 2022 GBP (£)	Feb. 15, 2022 USD ($)
Disclosure of other operating income expense [line items]
Upfront settlement income	£ 0	£ 922	£ 0
Fair value remeasurements of equity investments	(122)	256	37
Disposal of businesses and assets	61	215	552
Fair value remeasurements on contingent consideration recognised in business combinations	(791)	(1,607)	(1,058)
Remeasurement of ViiV Healthcare put option liabilities and preferential dividends	245	(85)	(48)
Fair value adjustments on derivative financial instruments	7	3	(4)
Other income	237	61	17
Other operating income expense	£ (363)	£ (235)	£ (504)
Gilead Sciences, Inc
Disclosure of other operating income expense [line items]
Upfront payment				£ 922	$ 1,250
Percentage of royalty payable on future sales				3.00%	3.00%